CONSOLIDATED BALANCE SHEETS (USD $)	Jan. 31, 2014	Jul. 31, 2013	Jul. 31, 2012	Jan. 31, 2014 Series A Convertible Preferred Stock	Jul. 31, 2013 Series A Convertible Preferred Stock	Jul. 31, 2012 Series A Convertible Preferred Stock	Jan. 31, 2014 Series B Convertible Preferred Stock	Jul. 31, 2013 Series B Convertible Preferred Stock	Jul. 31, 2012 Series B Convertible Preferred Stock	Jan. 31, 2014 Series C Convertible Preferred Stock	Jul. 31, 2013 Series C Convertible Preferred Stock	Jul. 31, 2012 Series C Convertible Preferred Stock	Jan. 31, 2014 Series D Convertible Preferred Stock	Jul. 31, 2013 Series D Convertible Preferred Stock	Jul. 31, 2012 Series D Convertible Preferred Stock	Jan. 31, 2014 Series E Convertible Preferred Stock	Jul. 31, 2013 Series E Convertible Preferred Stock	Jul. 31, 2012 Series E Convertible Preferred Stock
ASSETS
Cash and cash equivalents	$ 3,141,212	$ 1,708,954	$ 246,309
Other current assets	102,428	98,315	200,552
Total Current Assets	3,243,640	1,807,269	446,861
Property and Equipment, Net (Note 3)	16,440	85,406	704,678
Assets Held for Investment, Net (Note 3)		640,772	858,377
Patents, Net (Note 4)	2,163,696	2,319,416	2,634,458
TOTAL ASSETS	5,423,776	4,852,863	4,644,374
LIABILITIES AND STOCKHOLDERS' (DEFICIENCY)/EQUITY
Accounts payable and accrued expenses (Note 6)	7,891,679	7,661,234	7,015,652
Deferred revenue	223,662	224,843	263,125
Current maturities of long-term debt (Note 8)		617,665	1,222,746
Total Current Liabilities	8,115,341	8,503,742	8,501,523
Long-Term Debt, Net (Note 8)			441,415
Derivative Warrant Liability (Note 10)	5,259,929	5,234,293	4,081,627
Derivative Additional Investment Rights Liability (Note 10)	126,195	1,256,160
Total Liabilities	13,501,465	14,994,195	13,024,565
Stockholders' Deficiency (Notes 9 and 11):
9% Convertible Preferred Stock
Common stock, $.001 par value; authorized 1,500,000, 1,500,000,000 and 750,000,000 shares at October 31, July 31, 2013 and 2012, respectively;611,314,230, 580,329,160 and 354,161,297 issued and outstanding at October 31, 2013, July 31, 2013 and 2012, respectively	696,050	580,329	354,161
Additional paid-in capital	361,399,963	356,401,812	348,099,813
Deficit accumulated during the development stage	(370,953,051)	(367,888,576)	(357,611,780)
Accumulated other comprehensive income	779,349	765,103	777,615
Total Stockholders' Deficiency	(8,077,689)	(10,141,332)	(8,380,191)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	$ 5,423,776	$ 4,852,863	$ 4,644,374